Taxation - Breakdown of certain net deferred tax asset positions by jurisdiction (Detail) - EUR (€) € in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Certain deferred tax assets	€ 189	€ 189
Italy [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Certain deferred tax assets	181	€ 189
Philippines [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Certain deferred tax assets	7
Slovakia [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Certain deferred tax assets	€ 1